Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of other equity instruments

	Group
	Interest rate %	Next call date	2019 £m	2018 £m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	750	750
- £300m Fixed Rate Reset Perpetual AT1 Capital Securities	7.60	n/a	0	300
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.18	March 2020	210	210
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	—

			2,191	1,991